SUBSEQUENT EVENTS - Sale of SPE (Details) - Sale of SPE Elica Mangue Seco 2 - Geradora e Comercializadora de Energia Eltrica S.A. ("MS2") - SPE Elica Mangue Seco 2 - Geradora e Comercializadora de Energia Eltrica S.A. ("MS2")
May 11, 2020 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest transferred (in percent)	49.00%
Consideration for transfer	R$ 33,000,001.00